Investments (Details) - Schedule of investments - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment in marketable securities [Member]
Current assets:
Beginning	$ 2,858	$ 3,435
Disposition	(110)
Fair value through other comprehensive loss	284	(577)
Loss of associates
Impairment
Additions
Other comprehensive loss
Ending	3,032	2,858
Investment in associate [Member]
Current assets:
Beginning	2,460	3,426
Disposition
Fair value through other comprehensive loss
Loss of associates	(200)	(160)
Impairment		(1,336)
Additions	101	530
Other comprehensive loss
Ending	$ 2,361	$ 2,460